Initial Public Offering (Details) - $ / shares	Nov. 27, 2024	Sep. 30, 2025	Dec. 31, 2024
Redeemable Warrant [Member]
Initial Public Offering [Line Items]
Number of ordinary shares	1
Public Warrant [Member]
Initial Public Offering [Line Items]
Exercise price (in Dollars per share)		$ 18	$ 9.2
Class A Ordinary Shares [Member]
Initial Public Offering [Line Items]
Exercise price (in Dollars per share)	$ 10
Number of ordinary shares	1
Exercise price (in Dollars per share)	$ 11.5
Class A Ordinary Shares [Member] | Public Warrant [Member]
Initial Public Offering [Line Items]
Number of ordinary shares	1
IPO [Member]
Initial Public Offering [Line Items]
Sold units	17,500,000
Exercise price (in Dollars per share)	$ 10